Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share
Net income (loss) attributable to U.S. Cellular shareholders		$ 241,347	$ (42,812)	$ 140,038
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share		84,248	84,213	83,968
Effects of dilutive securities:
Stock options	[1]	153		211
Restricted stock units	[1]	490		551
Weighted average number of shares used in diluted earnings (loss) per share		84,891	84,213	84,730
Earnings per share, Other disclosures
Basic earnings (loss) per share attributable to U.S. Cellular shareholders		$ 2.86	$ (0.51)	$ 1.67
Diluted earnings (loss) per share attributable to U.S. Cellular shareholders		$ 2.84	$ (0.51)	$ 1.65
Dividend payable date				Jun. 25, 2013
Dividend date of record				Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid				$ 5.75
Series A Common and Common Shares, dividends paid				$ 482,270
Stock Options
Earnings per share, Other disclosures
Antidilutive securities		3,192	3,279	2,010
Restricted Stock Units
Earnings per share, Other disclosures
Antidilutive securities		330	1,186	190

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.